Document and Entity Information	6 Months Ended
Sep. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	LiveXLive Media, Inc.
Entity Central Index Key	0001491419
Trading Symbol	LIVX
Amendment Flag	false
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Entity Filer Category	Smaller Reporting Company